Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

5. Accrued Expenses and Other Current Liabilities

The Company has the following accrued expenses and other current liabilities as of March 31, 2021 and December 31, 2020:

	March 31,	December 31,
($in thousands)	2021	2020
Accrued compensation and related expenses	$2,735	$1,948
Accrued operating expenses	9,508	7,006
Accrued marketing expenses	19,942	12,093
Jackpot liability	1,052	721
Income tax payable	2,674	1,983
Other	1,930	2,244
Total accrued expenses and other current liabilities	$37,841	$25,995

7. Accrued Expenses and Other Current Liabilities

The table below provides a summary of the accrued expenses and other current liabilities at December 31, 2020 and 2019, respectively:

	December 31,
	2020	2019
($ in thousands)
Accrued compensation and related expenses	$2,821	$530
Accrued operating expenses	7,006	3,422
Accrued marketing expenses	12,093	5,396
Income tax payable	1,983	13
Other	2,092	309
Total accrued expenses and other current liabilities	$25,995	$9,670